INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The Company reviews the estimated useful lives of intangible assets at the end of each reporting period. The Company determined that the useful lives of the assets included as intangible assets are in accordance with their expected lives.

If any impairment indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). The recoverable amount is the higher of fair value less costs of disposal and value in use. The discount rate use is the appropriate weighted average cost of capital.

During the year, the Company considered the recoverability of its internally generated intangible asset which are included in the consolidated financial statements as of December 31, 2022 and 2021 with a carrying amount of 43,170 and 32,227, respectively.

As of December 31, 2022 and 2021 no impairment were recognized.

As of December 31, 2020, the Company has recognized an impairment of 83. The impairment was recognized as a result of the Company's evaluation of such internal developments, upon which the Company projected lower future cash flows from the related intangible assets.

Intangible assets as of December 31, 2022 included the following:

	Licenses and internal developments	Customer relationships and contracts	Platforms	Non-compete agreements	Cryptocurrencies(*)	Total
Useful life (years)	5	1 - 9	4 - 8	3
Cost
Values at beginning of year	99,036	85,807	—	1,990	1,216	188,049
Additions related to business combinations (note 26.2)	6,730	41,802	33,370	353	—	82,255
Additions from separate acquisitions	8,844	—	—	131	843	9,818
Additions from internal development	36,871	—	—	—	—	36,871
Derecognition	(6,170)	—	—	—	(12)	(6,182)
Translation	(10)	(986)	—	(60)	—	(1,056)
Values at end of year	145,301	126,623	33,370	2,414	2,047	309,755

Amortization and impairment
Accumulated at beginning of year	56,460	28,552	—	941	80	86,033
Additions	33,521	12,945	419	480	—	47,365
Impairment loss recognized in profit or loss	—	—	—	—	1,017	1,017
Derecognition	(4,651)	—	—	—	—	(4,651)
Translation	(52)	(1,505)	—	(64)	—	(1,621)
Accumulated at end of year	85,278	39,992	419	1,357	1,097	128,143
Carrying amount	60,023	86,631	32,951	1,057	950	181,612

(*) As of December 31, 2022, the Company´s crypto assets are comprised by Bitcoin, Ethereum and Stable Coin.
Intangible assets as of December 31, 2021 included the following:

	Licenses and internal developments	Customer relationships and contracts	Non-compete agreements	Cryptocurrencies (*)	Total
Useful life (years)	5	1 - 9	3
Cost
Values at beginning of year	72,538	74,792	834	—	148,164
Additions related to business combinations (note 26.2)	2,031	11,017	1,156	—	14,204
Additions from separate acquisitions	7,316	—	—	1,216	8,532
Additions from internal development	29,713	—	—	—	29,713
Disposals	(12,565)	—	—	—	(12,565)
Translation	3	(2)	—	—	1
Values at end of year	99,036	85,807	1,990	1,216	188,049

Amortization and impairment
Accumulated at beginning of year	47,360	13,459	624	—	61,443
Additions	21,244	15,093	317	—	36,654
Impairment loss recognized in profit or loss	—	—	—	80	80
Disposals	(12,153)	—	—	—	(12,153)
Translation	9	—	—	—	9
Accumulated at end of year	56,460	28,552	941	80	86,033
Carrying amount	42,576	57,255	1,049	1,136	102,016
(*) As of December 31, 2021, the Company´s crypto assets are comprised by Bitcoin and Ethereum.